Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Processes) (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025 $ / $ millionsPerDay USD ($)	Sep. 30, 2024 $ / $	Dec. 31, 2023
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$			19.6290
Refining | Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $		101.8
Processed volume (millions per day) | millionsPerDay		889
Rate of U.S.$		18.3825
Useful lives of the cash-generating units (year average)		12 years
Pre-tax discount rate	14.75%	11.82%	13.98%	13.68%
Petrochemicals | Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		18.3825
Useful lives of the cash-generating units (year average)		8 years
Pre-tax discount rate		9.26%
Ethylene | Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		18.3825
Useful lives of the cash-generating units (year average)		10 years
Pre-tax discount rate		9.26%
Fertilizers | Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		18.3825
Useful lives of the cash-generating units (year average)		15 years
Pre-tax discount rate		11.12%